Real Estate and Partnership Acquisitions and Other Significant Transactions	12 Months Ended
Dec. 31, 2010
Real Estate and Partnership Acquisitions and Other Significant Transactions [Abstract]
Real Estate and Partnership Acquisitions and Other Significant Transactions
NOTE 3 — Real Estate and Partnership Acquisitions and Other Significant Transactions
Real Estate Acquisitions
During the years ended December 31, 2010 and 2009, we did not acquire any significant real estate properties.
During the year ended December 31, 2008, we acquired three conventional properties with a total of 470 units, located in San Jose, California, Brighton, Massachusetts and Seattle, Washington. The aggregate purchase price of $111.5 million, excluding transaction costs, was funded using $39.0 million in proceeds from property loans, $41.9 million in tax-free exchange proceeds (provided by 2008 real estate dispositions) and the remainder in cash.
Acquisitions of Noncontrolling Partnership Interests
During the year ended December 31, 2010, we acquired the remaining noncontrolling limited partnership interests in two consolidated partnerships, in which our affiliates serve as general partner, for total consideration of $19.9 million. This consideration consisted of $12.5 million in cash, $6.9 million in common OP Units and $0.5 million of other consideration. We also acquired for $1.8 million additional noncontrolling interests in a consolidated partnership for $1.2 million in cash and other consideration. We recognized the $27.4 million excess of the consideration paid over the carrying amount of the noncontrolling interests acquired as an adjustment of additional paid-in capital within Aimco equity. During the years ended December 31, 2009 and 2008, we did not acquire any significant noncontrolling limited partnership interests.
Disposition of Unconsolidated Real Estate and Other
During the year ended December 31, 2010, we recognized $10.7 million in net gains on disposition of unconsolidated real estate and other. These gains were primarily related to sales of investments held by partnerships we consolidated in accordance with our adoption of ASU 2009-17 (see Note 2) and in which we generally hold a nominal general partner interest. Accordingly, these gains were primarily attributed to the noncontrolling interests in these partnerships.
During the year ended December 31, 2009, we recognized $21.6 million in net gains on disposition of unconsolidated real estate and other. Gains recognized in 2009 primarily consist of $8.6 million related to our receipt in 2009 of additional proceeds related to our disposition during 2008 of one of the partnership interests (discussed below), $4.0 million from the disposition of our interest in a group purchasing organization (discussed below), $5.5 million from our disposition of interests in unconsolidated real estate partnerships and $3.5 million of net gains related to various other transactions.
During the year ended December 31, 2008, we recognized $97.4 million in net gains on disposition of unconsolidated real estate and other, which primarily consisted of a $98.4 million gain recognized on the disposal of our interests in unconsolidated real estate partnerships that owned two properties with 671 units.
Sale of Interest in Group Purchasing Organization
During 2009, we sold our interest in an unconsolidated group purchasing organization to an unrelated entity for $5.9 million, resulting in the recognition of a gain on sale of $4.0 million, which is included in gain on disposition of unconsolidated real estate and other in our consolidated statement of operations for the year ended December 31, 2009. This gain was partially offset by a $1.0 million provision for income tax. We also had a note receivable from another principal in the group purchasing organization, which was collateralized by its equity interest in the entity. In connection with the sale of our interest, we reevaluated collectibility of the note receivable and reversed $1.4 million of previously recognized impairment losses, which is reflected in provision for losses on notes receivable, net in our consolidated statement of operations for the year ended December 31, 2009. During the year ended December 31, 2010, we received payment of the remaining outstanding $1.6 million balance on the note.
Casualty Loss Related to Tropical Storm Fay and Hurricane Ike
During 2008, Tropical Storm Fay and Hurricane Ike caused severe damage to certain of our properties located primarily in Florida and Texas, respectively. We incurred total losses of approximately $33.9 million, including property damage replacement costs and clean-up costs. After consideration of estimated third party insurance proceeds and the noncontrolling interest partners’ share of losses for consolidated real estate partnerships, the net effect of these casualties on net income available to Aimco common stockholders was a loss of approximately $5.0 million.
Restructuring Costs
In connection with 2008 property sales and an expected reduction in redevelopment and transactional activities, during the three months ended December 31, 2008, we initiated an organizational restructuring program that included reductions in workforce and related costs, reductions in leased corporate facilities and abandonment of certain redevelopment projects and business pursuits. This restructuring effort resulted in a restructuring charge of $22.8 million, which consisted of: severance costs of $12.9 million; unrecoverable lease obligations of $6.4 million related to space that we will no longer use; and the write-off of deferred transaction costs totaling $3.5 million associated with certain acquisitions and redevelopment opportunities that we will no longer pursue. We completed the workforce reductions by March 31, 2009.
During 2009, in connection with continued repositioning of our portfolio, we completed additional organizational restructuring activities that included reductions in workforce and related costs and the abandonment of additional leased corporate facilities and redevelopment projects. Our 2009 restructuring activities resulted in a restructuring charge of $11.2 million, which consisted of severance costs and personnel related costs of $7.0 million; unrecoverable lease obligations of $2.6 million related to space that we will no longer use; the write-off of deferred costs totaling $0.9 million associated with certain redevelopment opportunities that we will no longer pursue; and $0.7 million in other costs.
As of December 31, 2010 and 2009, the remaining accruals associated with these restructuring activities were $4.7 million and $6.9 million, respectively, for estimated unrecoverable lease obligations, which will be paid over the remaining terms of the affected leases, and at December 31, 2009, we had $4.7 million accrued for severance and personnel related costs, which were paid during the first quarter of 2010.